Other investments (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets measured at fair value through other comprehensive income [abstract]
Schedule of other investments

Figures in million - SA rand	2019	2018	2017
Rand Mutual Assurance Investment	112.4	67.8	-
Furuya Metals Investment	303.1	-	-
SpinCo Investment	78.2	81.5	-
Generation Mining	33.3	-	-
Other	71.7	6.7	-
Total other investments	598.7	156.0	-